SUPPLEMENT DATED AUGUST 5, 2019
To the following variable annuity prospectuses:

ALLIANZ VISIONSM NEW YORK VARIABLE ANNUITY PROSPECTUS
Dated April 29, 2019 for contracts issued on or after April 29, 2013 and
Dated April 29, 2019 for contracts issued on or prior to April 26, 2013
ALLIANZ INDEX ADVANTAGE® NEW YORK VARIABLE ANNUITY PROSPECTUS
Dated April 29, 2019

ISSUED BY
Allianz Life Insurance Company of New York and Allianz Life® of NY Variable Account C
This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

Effective August 5, 2019, Allianz Life Insurance Company of New York will change the existing address of 28 Liberty Street, New York, NY 10005 to the new address of 1633 Broadway, 42nd Floor, New York, NY 10019 in the following prospectuses.
Allianz Vision New York Variable Annuity prospectus dated April 29, 2019 (for contracts issued on or after April 29, 2013), page 56 in section 13, Other Information – Allianz Life of New York.
Allianz Vision New York Variable Annuity prospectus dated April 29, 2019 (for contracts issued on or prior to April 26, 2013), page 61 in section 13, Other Information – Allianz Life of New York.
Allianz Index Advantage New York Variable Annuity prospectus dated April 29, 2019, page 54 in section 12, Information on Allianz Life of New York.

PRO-005-0519
(VNY-400, VNY-146, INY-023)